Fair Value Measurements (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 1 [Member]
Goodwill (non-recurring)
Intangibles, net (non-recurring)
Derivatives (recurring)
Earn-out payable (non-recurring)
Level 2 [Member]
Goodwill (non-recurring)
Intangibles, net (non-recurring)
Derivatives (recurring)
Earn-out payable (non-recurring)
Level 3 [Member]
Goodwill (non-recurring)	5,999,765	3,108,964	2,259,624
Intangibles, net (non-recurring)	3,315,083	935,316	444,112
Derivatives (recurring)	76,097	106,176	3,074,504
Earn-out payable (non-recurring)	2,332,000	59,000	2,032,881
Gains (Losses) [Member]
Goodwill (non-recurring)		(1,066,068)	(742,446)
Intangibles, net (non-recurring)		(644,170)	(145,396)
Derivatives (recurring)	(30,079)	(3,766,231)	359,530
Earn-out payable (non-recurring)		$ 165,000	$ 625,357